Taxation - Schedule of Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Effective Tax Rate [Abstract]
Losses before provision for income taxes	$ (33,163,902)	$ (2,954,530)	$ (606,102)
Income tax expense computed at applicable tax rates (25%), amount	$ (8,290,976)	$ (738,633)	$ (151,526)
Income tax expense computed at applicable tax rates (25%), percent	25.00%	25.00%	25.00%
Effect of PRC preferential tax rate and tax exemption, amount	$ 5,064,757	$ 1,497,555	$ 97,040
Effect of PRC preferential tax rate and tax exemption, percent	(15.30%)	(50.60%)	(16.00%)
Non-deductible expenses, amount	$ 2,956,639	$ 113,894	$ 3,724
Non-deductible expenses, percent	(8.90%)	(3.90%)	(0.60%)
Release of previously accrued income taxes, amount	$ (50,960)	$ (680,704)
Release of previously accrued income taxes, percent	0.20%	23.00%
Change of valuation allowance, amount	$ 269,489	$ (428,125)	$ 193,202
Change of valuation allowance, percent	(0.80%)	14.50%	(31.90%)
Income tax (benefit) expense/Effective tax rate, amount	$ (51,051)	$ (236,013)	$ 142,440
Income tax (benefit) expense/Effective tax rate, percent	0.20%	8.00%	(23.50%)